Investments in Affiliated Companies - Summarized Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 428,667	$ 569,095
Current liabilities	201,865	269,972
Equity method investments
Schedule of Equity Method Investments [Line Items]
Current assets	217,836	244,778
Noncurrent assets	254,397	256,084
Current liabilities	65,958	51,703
Noncurrent liabilities	$ 36,323	$ 5,968